SHARE WARRANT OBLIGATIONS - Change in Contract Asset and Share Warrant Obligation (Details) - USD ($)		8 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Contract asset
Beginning Balance			$ 14,113,415
Amortization			0	$ (284,625)
Ending Balance	$ 13,211,006	$ 14,113,415	13,211,006	14,113,415
Share warrant obligation
Beginning Balance			75,354,490
Ending Balance	21,071,294	75,354,490	21,071,294	75,354,490
Warrant, Publically Traded
Share warrant obligation
Beginning Balance	19,913,196
Foreign currency translation adjustment	(6,975,357)
Fair value adjustment	142,807
Ending Balance	13,080,646		13,080,646
Northern Genesis Acquisition Corp.
Share warrant obligation
Beginning Balance		169,452,859	75,354,490
Foreign currency translation adjustment		(86,287,994)	(66,211,250)
Exercised		(442)	(348)
Fair value adjustment		(7,809,933)	(1,152,244)
Ending Balance	7,990,648	75,354,490	7,990,648	75,354,490
Northern Genesis Acquisition Corp. | Warrant, Publically Traded
Share warrant obligation
Beginning Balance		95,836,032	42,961,675
Foreign currency translation adjustment		(48,935,404)	(35,011,131)
Exercised		0	(348)
Fair value adjustment		(3,938,953)	(874,429)
Ending Balance	7,075,767	42,961,675	7,075,767	42,961,675
Northern Genesis Acquisition Corp. | Warrant, Privately Traded
Share warrant obligation
Beginning Balance		73,616,827	32,392,815
Foreign currency translation adjustment		(37,352,590)	(31,200,119)
Exercised		(442)	0
Fair value adjustment		(3,870,980)	(277,815)
Ending Balance	914,881	32,392,815	914,881	32,392,815
Amazon Logistics, Inc.
Contract asset
Beginning Balance			14,113,415	14,327,709
Amortization			0	(284,625)
Foreign currency translation adjustment			(902,409)	70,331
Ending Balance	13,211,006	14,113,415	13,211,006	14,113,415
Share warrant obligation
Beginning Balance			30,871,444	31,549,033
Foreign currency translation adjustment			(417,596)	(1,169,680)
Fair value adjustment			(28,281,579)	492,091
Ending Balance	$ 2,172,269	$ 30,871,444	$ 2,172,269	$ 30,871,444